Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Common shares, offering (in shares)	15,498,652
Public offering price (in dollars per share)	$ 14.84
Horizons Satellite Holdings [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage		50.00%
Horizons-3 Satellite LLC [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage		50.00%
BC Shareholder [Member]
Related Party Transaction [Line Items]
Common shares, offering (in shares)	2,021,563
Public offering price (in dollars per share)	$ 14.84
Consideration received, offering	$ 30.0